Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-term borrowings
Schedule of short-term debt borrowings

	Maturity	Principal
Term loan	date	amount	Interest rate per annum	Name of bank
Loan 1	2022-03-26	1,000	3.50%	Industrial &Commercial Bank of China (“ICBC”)
Loan 2	2022-03-16	2,000	3.50%	Industrial &Commercial Bank of China (“ICBC”)
Loan 3	2022-03-29	2,000	3.65%	Bank of China Limited (“BOC”)
Loan 4	2022-04-29	2,000	3.85%	Bank of China Limited (“BOC”)